LEASE COMMITMENTS	12 Months Ended
Dec. 28, 2013
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
8. LEASE COMMITMENTS

The Company leases office facilities, computer equipment and office furniture under various operating leases expiring at various dates through July 2019.

Following is a summary of future minimum payments under operating leases that have initial or remaining non-cancellable lease terms at December 28, 2013 (amounts in thousands):

Fiscal Year	Operating Leases
2014	$1,590
2015	1,546
2016	600
2017	435
2018	335
Thereafter	100
Total minimum lease payments	4,606
Future minimum rentals to be received under non-cancellable subleases	(364)
Minimum lease payments net of amounts to be received under subleases	$4,242

Total rental expense, net of subtenant rents received, was approximately $1,106,000 and $1,327,000 for fiscal years 2013 and 2012, respectively, and was recorded in selling, general and administrative expenses. The Company recorded $202,000 and $121,000, respectively, in rental income from subtenants during fiscal years 2013 and 2012. Rents received from subtenants are recorded as an offset to rental expense.